                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01545
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                  June 30, 2004
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHICS]

SEMIANNUAL REPORT JUNE 30, 2004

[GRAPHICS]

EATON VANCE SPECIAL EQUITIES FUND

[GRAPHICS]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

       For more information about Eaton Vance's privacy policies, call: 1-800-262-1122.

                              IMPORTANT NOTICE
                           REGARDING DELIVERY OF
                           SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SPECIAL EQUITIES FUND AS OF JUNE 30, 2004

INVESTMENT UPDATE

[PHOTO OF TONI SHIMURA]

Toni Shimura
Portfolio Manager

INVESTMENT ENVIRONMENT

- The turnaround in global stock markets that began in the spring of 2003 continued through most of the six-month period ended June 30, 2004. Continuing signs of an improving economy helped the markets early in the year but were later offset by rising energy prices, geopolitical uncertainties, and concerns about the Federal Reserve's need to increase interest rates.

- Small-cap stocks outperformed large-cap stocks during the six-months ended June 30, 2004. The Russell 2000 Growth Index and Standard & Poor's SmallCap 600 Index - two widely recognized, unmanaged indices of small-capitalization stocks - had total returns of 5.69% and 10.05%, respectively.(1)

THE FUND

  PERFORMANCE FOR THE PAST SIX MONTHS

- The Fund's Class A shares had a total return of -2.19% during the six months ended June 30, 2004.(2) This return resulted from a decrease in net asset value (NAV) per share to $4.47 on June 30, 2004 from $4.57 on December 31, 2003.

- The Fund's Class B shares had a total return of -2.76% during the six months ended June 30, 2004.(2) This return resulted from a decrease in NAV per share to $10.21 on June 30, 2004 from $10.50 on December 31, 2003.

- The Fund's Class C shares had a total return of -2.74% during the six months ended June 30, 2004.(2) This return resulted from a decrease in NAV per share to $7.10 on June 30, 2004 from $7.30 on December 31, 2003.

  MANAGEMENT DISCUSSION

- During the six months ended June 30, 2004, the Portfolio continued to focus on small companies that management believed could deliver strong revenue and earnings growth from innovative products and services that address large unmet needs. The Portfolio's largest weightings at June 30, 2004 were in medical products, retail, drugs, health services and oil and gas exploration and production.

- The Portfolio increased its investments in transportation and commercial services stocks, which historically have tended to fare better in the later stages of the economic cycle. Management pared its investments in semiconductor stocks, as weak demand led to rising inventories, and sold positions in television broadcasting stocks, as advertising fell below expectations.

- Energy stocks were among the Portfolio's strongest performers. Strong global growth and demand from China combined with Middle East supply concerns continue to drive energy prices higher. Record prices enhanced the value of drilling and exploration companies with significant reserves. Other strong performers included companies in growing niche markets, such as flat panel TVs and private student loans.

- The Portfolio lagged its benchmark during the six-month period for a number of reasons. One was the Portfolio's underweighting in wireless and wireline infrastructure companies. These companies benefited from an increase in capital spending within the telecom sector that ran well ahead of our expectations. Another was our overweighting in post-secondary education stocks, which we believed would do well in a slow job recovery. However, slowing enrollment growth and regulatory issues hurt performance.

- Other laggard performers included leisure-related stocks - especially TV and radio broadcasting companies. Early in the year, it appeared that a stronger economy would generate improved advertising revenues for these companies. However, because of strong competition from Internet and cable, the ad climate within TV and radio has remained sluggish.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

FUND INFORMATION
AS OF JUNE 30, 2004

PERFORMANCE(3)                                      CLASS A     CLASS B    CLASS C
----------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT
NET ASSET VALUE)
One Year                                              14.91%      13.82%     13.96%
Five Years                                            -4.61       -5.36      -5.35
Ten Years                                              6.19        N.A.       N.A.
Life of Fund+                                          7.31        4.03       4.10

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
SALES CHARGE OR APPLICABLE CDSC)
One Year                                               8.23%       8.82%     12.96%
Five Years                                            -5.74       -5.69      -5.35
Ten Years                                              5.56        N.A.       N.A.
Life of Fund+                                          7.14        4.03       4.10

+Inception dates: Class A: 4/22/68; Class B: 8/22/94; Class C: 11/17/94

(1)  IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THESE RETURNS DO NOT INCLUDE THE 5.75% MAXIMUM SALES CHARGE FOR THE FUND'S CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES (CDSC) FOR CLASS B AND CLASS C SHARES. IF SALES CHARGES WERE REFLECTED, PERFORMANCE WOULD BE LOWER.

(3) SEC AVERAGE ANNUAL RETURNS FOR CLASS A REFLECT A 5.75% SALES CHARGE; FOR CLASS B, RETURNS REFLECT APPLICABLE CDSC BASED ON THE FOLLOWING SCHEDULE:
     5%-1ST AND 2ND YEARS; 4%-3RD YEAR; 3%-4TH YEAR; 2%-5TH YEAR; 1%-6TH YEAR. 1-YEAR SEC RETURN FOR CLASS C SHARES INCLUDES A 1% CDSC.

     PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RETURNS ARE HISTORICAL AND ARE CALCULATED BY DETERMINING THE PERCENTAGE CHANGE IN NET ASSET VALUE WITH ALL DISTRIBUTIONS REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE IS FOR THE STATED TIME PERIOD ONLY; DUE TO MARKET VOLATILITY, THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE QUOTED RETURN. FOR PERFORMANCE AS OF THE MOST RECENT MONTH-END, PLEASE REFER TO www.eatonvance.com.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE SPECIAL EQUITIES FUND as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2004

ASSETS
Investment in Special Equities Portfolio, at value
   (identified cost, $44,289,302)                                        $   50,367,803
Receivable for Fund shares sold                                                  11,589
---------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $   50,379,392
---------------------------------------------------------------------------------------

LIABILITIES
Payable for Fund shares redeemed                                         $       27,299
Payable to affiliate for distribution and service fees                              573
Payable to affiliate for Trustees' fees                                             435
Accrued expenses                                                                 51,788
---------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $       80,095
---------------------------------------------------------------------------------------
NET ASSETS                                                               $   50,299,297
---------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                          $   78,344,613
Accumulated net realized loss from Portfolio (computed on
   the basis of identified cost)                                            (33,708,444)
Accumulated net investment loss                                                (415,373)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                           6,078,501
---------------------------------------------------------------------------------------
TOTAL                                                                    $   50,299,297
---------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                               $   43,242,975
SHARES OUTSTANDING                                                            9,683,482
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $         4.47
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $4.47)                                       $         4.74
---------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                               $    3,665,322
SHARES OUTSTANDING                                                              358,846
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $        10.21
---------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                               $    3,391,000
SHARES OUTSTANDING                                                              477,563
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE (NOTE 6)
   (net assets DIVIDED BY shares of beneficial interest outstanding)     $         7.10
---------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Dividends allocated from Portfolio (net of foreign taxes, $734)          $       45,851
Interest allocated from Portfolio                                                 8,889
Expenses allocated from Portfolio                                              (229,702)
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                       $     (174,962)
---------------------------------------------------------------------------------------

EXPENSES
Trustees' fees and expenses                                              $        1,261
Distribution and service fees
   Class A                                                                       55,605
   Class B                                                                       22,070
   Class C                                                                       18,607
Transfer and dividend disbursing agent fees                                      70,937
Registration fees                                                                36,732
Legal and accounting services                                                    15,668
Printing and postage                                                              9,357
Custodian fee                                                                     8,588
Miscellaneous                                                                     1,586
---------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $      240,411
---------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $     (415,373)
---------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $    2,194,191
   Foreign currency transactions                                                   (797)
---------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $    2,193,394
---------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $   (3,115,036)
   Foreign currency                                                                 (93)
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $   (3,115,129)
---------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                                         $     (921,735)
---------------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                               $   (1,337,108)
---------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                                               SIX MONTHS ENDED
                                                               JUNE 30, 2004        YEAR ENDED
                                                               (UNAUDITED)          DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
From operations --
   Net investment loss                                         $      (415,373)     $      (806,463)
   Net realized gain from investments
      and foreign currency transactions                              2,193,394            9,129,028
   Net change in unrealized
      appreciation (depreciation) on
      investments and foreign currency                              (3,115,129)           5,708,065
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                             $    (1,337,108)     $    14,030,630
-----------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                                  $     1,026,596      $     9,861,203
      Class B                                                          302,456              474,351
      Class C                                                          241,024            1,283,188
   Cost of shares redeemed
      Class A                                                       (3,715,191)         (16,873,481)
      Class B                                                       (1,019,803)          (1,544,151)
      Class C                                                         (907,431)          (1,987,584)
   Net asset value of shares exchanged
      Class A                                                          760,499                   --
      Class B                                                         (760,499)                  --
-----------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                     $    (4,072,349)     $    (8,786,474)
-----------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                          $    (5,409,457)     $     5,244,156
-----------------------------------------------------------------------------------------------------

NET ASSETS
AT BEGINNING OF PERIOD                                         $    55,708,754      $    50,464,598
-----------------------------------------------------------------------------------------------------
AT END OF PERIOD                                               $    50,299,297      $    55,708,754
-----------------------------------------------------------------------------------------------------

ACCUMULATED NET
INVESTMENT LOSS INCLUDED
IN NET ASSETS

AT END OF PERIOD                                               $      (415,373)      $           --
-----------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                                                         CLASS A
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004        -------------------------------------------------
                                                        (UNAUDITED)(1)          2003(1)           2002(1)            2001(1)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                  $       4.570        $       3.490     $       5.200     $       6.850
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                     $      (0.033)       $      (0.056)    $      (0.052)    $      (0.058)
Net realized and unrealized gain (loss)                        (0.067)               1.136            (1.658)           (1.575)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      (0.100)       $       1.080     $      (1.710)    $      (1.633)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                  $          --        $          --     $          --     $      (0.017)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $          --        $          --     $          --     $      (0.017)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $       4.470        $       4.570     $       3.490     $       5.200
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 (2.19)%              30.95%           (32.88)%          (23.83)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $      43,243        $      46,244     $      41,575     $      68,770
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                   1.67%(4)             1.64%             1.51%             1.29%
   Expenses after custodian fee reduction(3)                     1.67%(4)             1.64%             1.51%             1.29%
   Net investment loss                                          (1.46)%(4)           (1.42)%           (1.26)%           (1.07)%
Portfolio Turnover of the Portfolio                               149%                 292%              188%               92%
------------------------------------------------------------------------------------------------------------------------------

                                                                    CLASS A
                                                        -------------------------------
                                                            YEAR ENDED DECEMBER 31,
                                                        -------------------------------
                                                           2000(1)            1999(1)
                                                        -------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                  $       9.390     $       7.500
---------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                     $      (0.059)    $      (0.060)
Net realized and unrealized gain (loss)                        (0.500)            3.064
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      (0.559)    $       3.004
---------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                  $      (1.981)    $      (1.114)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $      (1.981)    $      (1.114)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $       6.850     $       9.390
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 (9.15)%           42.30%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $      89,183     $     100,009
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                   1.18%             1.21%
   Expenses after custodian fee reduction(3)                     1.18%             1.21%
   Net investment loss                                          (0.66)%           (0.77)%
Portfolio Turnover of the Portfolio                               136%              103%
---------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        CLASS B
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004        -------------------------------------------------
                                                        (UNAUDITED)(1)          2003(1)           2002(1)           2001(1)
------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                  $      10.500        $       8.080     $      12.120     $      16.050
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                     $      (0.114)       $      (0.195)    $      (0.191)    $      (0.230)
Net realized and unrealized gain (loss)                        (0.176)               2.615            (3.849)           (3.683)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      (0.290)       $       2.420     $      (4.040)    $      (3.913)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                  $          --        $          --     $          --     $      (0.017)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $          --        $          --     $          --     $      (0.017)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $      10.210        $      10.500     $       8.080     $      12.120
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 (2.76)%              29.95%           (33.33)%          (24.38)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $       3,665        $       5,297     $       5,066     $       8,046
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                   2.42%(4)             2.39%             2.26%             2.04%
   Expenses after custodian fee reduction(3)                     2.42%(4)             2.39%             2.26%             2.04%
   Net investment loss                                          (2.22)%(4)           (2.17)%           (2.01)%           (1.82)%
Portfolio Turnover of the Portfolio                               149%                 292%              188%               92%
------------------------------------------------------------------------------------------------------------------------------

                                                                     CLASS B
                                                        -------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                        -------------------------------
                                                           2000(1)           1999(1)
---------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                  $      19.670     $      14.820
---------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                     $      (0.286)    $      (0.245)
Net realized and unrealized gain (loss)                        (1.353)            6.209
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      (1.639)    $       5.964
---------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                  $      (1.981)    $      (1.114)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $      (1.981)    $      (1.114)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $      16.050     $      19.670
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 (9.90)%           41.36%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $      10,753     $       6,508
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                   1.98%             2.01%
   Expenses after custodian fee reduction(3)                     1.98%             2.01%
   Net investment loss                                          (1.46)%           (1.57)%
Portfolio Turnover of the Portfolio                               136%              103%
---------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                        CLASS C
                                                        ----------------------------------------------------------------------
                                                        SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                                        JUNE 30, 2004        -------------------------------------------------
                                                        (UNAUDITED)(1)          2003(1)           2002(1)           2001(1)
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $       7.300        $       5.610     $       8.420     $      11.160
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                     $      (0.079)       $      (0.137)    $      (0.132)    $      (0.158)
Net realized and unrealized gain (loss)                        (0.121)               1.827            (2.678)           (2.565)
------------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      (0.200)       $       1.690     $      (2.810)    $      (2.723)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                  $          --        $          --     $          --     $      (0.017)
------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $          --        $          --     $          --     $      (0.017)
------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $       7.100        $       7.300     $       5.610     $       8.420
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 (2.74)%              30.12%           (33.37)%          (24.40)%
------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $       3,391        $       4,168     $       3,824     $       5,338
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                   2.42%(4)             2.39%             2.26%             2.04%
   Expenses after custodian fee reduction(3)                     2.42%(4)             2.39%             2.26%             2.04%
   Net investment loss                                          (2.21)%(4)           (2.18)%           (2.01)%           (1.83)%
Portfolio Turnover of the Portfolio                               149%                 292%              188%               92%
------------------------------------------------------------------------------------------------------------------------------

                                                                     CLASS C
                                                        -------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                        -------------------------------
                                                           2000(1)           1999(1)
---------------------------------------------------------------------------------------
Net asset value -- Beginning of period                  $      14.220     $      11.000
---------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                     $      (0.202)    $      (0.183)
Net realized and unrealized gain (loss)                        (0.877)            4.517
---------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                     $      (1.079)    $       4.334
---------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net realized gain                                  $      (1.981)    $      (1.114)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                     $      (1.981)    $      (1.114)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                        $      11.160     $      14.220
---------------------------------------------------------------------------------------

TOTAL RETURN(2)                                                 (9.74)%           40.90%
---------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $       4,451     $       1,219
Ratios (As a percentage of average daily net assets):
   Expenses(3)                                                   2.01%             2.04%
   Expenses after custodian fee reduction(3)                     2.01%             2.04%
   Net investment loss                                          (1.49)%           (1.61)%
Portfolio Turnover of the Portfolio                               136%              103%
---------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
(4) Annualized.

                        SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE SPECIAL EQUITIES FUND as of June 30, 2004

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Special Equities Fund (the Fund), is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares: Class A, Class B and Class C shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see
   Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Special Equities Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (99.9% at June 30, 2004). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2003, the Fund, for federal income tax purposes, had a capital loss carryover of $35,659,325 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire on December 31, 2009 ($15,434,216) and December 31, 2010 ($20,225,109). In the
   year ended December 31, 2003, capital loss carryover of $7,598,154 was utilized to offset net realized gains. At December 31, 2003, the Fund did not have any undistributed ordinary income on a tax basis.

   D OTHER -- Investment transactions are accounted for on a trade-date basis.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   G EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   H EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   I INTERIM FINANCIAL STATEMENTS -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  DISTRIBUTIONS TO SHAREHOLDERS

   The Fund's policy is to distribute annually (normally in December) all or substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct and allocated expenses) and to distribute at least annually all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) so allocated. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund as of the ex-dividend date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                        SIX MONTHS ENDED
                                                        JUNE 30, 2004     YEAR ENDED
   CLASS A                                              (UNAUDITED)       DECEMBER 31, 2003
   ----------------------------------------------------------------------------------------
   Sales                                                         228,634          2,716,612
   Redemptions                                                  (833,861)        (4,510,496)
   Exchange from Class B shares                                  172,301                 --
   ----------------------------------------------------------------------------------------
   NET DECREASE                                                 (432,926)        (1,793,884)
   ----------------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED
                                                        JUNE 30, 2004     YEAR ENDED
   CLASS B                                              (UNAUDITED)       DECEMBER 31, 2003
   ----------------------------------------------------------------------------------------
   Sales                                                          29,240             53,543
   Redemptions                                                   (99,939)          (176,108)
   Exchange to Class A shares                                    (75,170)                --
   ----------------------------------------------------------------------------------------
   NET DECREASE                                                 (145,869)          (122,565)
   ----------------------------------------------------------------------------------------

                                                        SIX MONTHS ENDED
                                                        JUNE 30, 2004     YEAR ENDED
   CLASS C                                              (UNAUDITED)       DECEMBER 31, 2003
   ----------------------------------------------------------------------------------------
   Sales                                                          33,595            203,879
   Redemptions                                                  (127,323)          (313,841)
   ----------------------------------------------------------------------------------------
   NET DECREASE                                                  (93,728)          (109,962)
   ----------------------------------------------------------------------------------------

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended June 30, 2004, EVM earned $5,819 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $1,083 from the Fund as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2004.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $16,553 and $13,955 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2004, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2004, the amounts of Uncovered Distribution Charges of EVD calculated under the Plans were approximately $291,000 and $1,094,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended June 30, 2004 amounted to $55,605, $5,517 and $4,652 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Class B and Class C Distribution Plans (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective class will be retained by the Fund. The Fund was informed that EVD received approximately $0, $17,000 and $300 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the six months ended June 30, 2004.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $2,351,696 and $6,705,281, respectively, for the six months ended June 30, 2004.

SPECIAL EQUITIES PORTFOLIO as of June 30, 2004
PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.6%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 2.0%
Armor Holdings, Inc.(1)                                                 11,100   $       377,400
Ceradyne, Inc.(1)                                                        8,600           307,622
United Defense Industries, Inc.(1)                                       9,900           346,500
------------------------------------------------------------------------------------------------
                                                                                 $     1,031,522
------------------------------------------------------------------------------------------------

AIRLINES -- 1.2%
AirTran Holdings, Inc.(1)                                               12,600   $       178,164
EGL, Inc.(1)                                                            16,400           436,240
------------------------------------------------------------------------------------------------
                                                                                 $       614,404
------------------------------------------------------------------------------------------------

APPAREL -- 0.5%
Quiksilver, Inc.(1)                                                     10,500   $       250,005
------------------------------------------------------------------------------------------------
                                                                                 $       250,005
------------------------------------------------------------------------------------------------

APPLIANCES -- 0.2%
Applica, Inc.(1)                                                        12,000   $       106,800
------------------------------------------------------------------------------------------------
                                                                                 $       106,800
------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.5%
Bandag, Inc.                                                             3,600   $       160,308
Jarden Corp.(1)                                                          7,600           273,524
Pep Boys - Manny, Moe & Jack (The)                                      13,034           330,412
------------------------------------------------------------------------------------------------
                                                                                 $       764,244
------------------------------------------------------------------------------------------------

BANKS -- 1.1%
Hanmi Financial Corp.                                                   13,200   $       389,400
PrivateBancorp, Inc.                                                     6,800           186,728
------------------------------------------------------------------------------------------------
                                                                                 $       576,128
------------------------------------------------------------------------------------------------

BEVERAGES -- 1.1%
Cott Corp.(1)                                                           17,800   $       576,720
------------------------------------------------------------------------------------------------
                                                                                 $       576,720
------------------------------------------------------------------------------------------------

BUSINESS SERVICES -- 3.6%
Brink's Co. (The)                                                        9,200   $       315,100
CheckFree Corp.(1)                                                       7,600           228,000
Corporate Executive Board Co., (The)                                     8,100           468,099
Corrections Corp. of America(1)                                          8,700           343,563
Dendrite International, Inc.(1)                                         10,300           191,374
Heidrick & Struggles International, Inc.(1)                              8,200           243,376
------------------------------------------------------------------------------------------------
                                                                                 $     1,789,512
------------------------------------------------------------------------------------------------

CASINOS AND GAMING -- 2.9%
Ameristar Casinos, Inc.                                                  7,600   $       255,208
Boyd Gaming Corp.                                                        5,300           140,821
Shuffle Master, Inc.(1)                                                 18,450           669,919
Station Casinos, Inc.                                                    8,100           392,040
------------------------------------------------------------------------------------------------
                                                                                 $     1,457,988
------------------------------------------------------------------------------------------------

CHEMICALS -- 0.5%
Cabot Corp.                                                              6,500   $       264,550
------------------------------------------------------------------------------------------------
                                                                                 $       264,550
------------------------------------------------------------------------------------------------

COAL -- 1.4%
CONSOL Energy, Inc.                                                      9,800   $       352,800
Massey Energy Co.                                                       12,900           363,909
------------------------------------------------------------------------------------------------
                                                                                 $       716,709
------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES -- 2.3%
Alliance Data Systems Corp.(1)                                          10,600   $       447,850
CoStar Group, Inc.(1)                                                    2,939           134,988
Intersections, Inc.(1)                                                  23,100           554,169
------------------------------------------------------------------------------------------------
                                                                                 $     1,137,007
------------------------------------------------------------------------------------------------

COMPUTER EQUIPMENT -- 2.8%
PalmOne, Inc.(1)                                                        33,600   $     1,168,272
Research in Motion Ltd.(1)                                               3,400           232,696
------------------------------------------------------------------------------------------------
                                                                                 $     1,400,968
------------------------------------------------------------------------------------------------

COMPUTER SOFTWARE -- 1.4%
Activision, Inc.(1)                                                     26,350   $       418,965
Kronos, Inc.(1)                                                          7,200           296,640
------------------------------------------------------------------------------------------------
                                                                                 $       715,605
------------------------------------------------------------------------------------------------

CONSUMER SERVICES -- 0.7%
Alderwoods Group, Inc.(1)                                                9,400   $       114,680
Regis Corp.                                                              4,800           214,032
------------------------------------------------------------------------------------------------
                                                                                 $       328,712
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
DISTRIBUTION / WHOLESALE -- 0.4%
SCP Pool Corp.                                                           4,300   $       193,500
------------------------------------------------------------------------------------------------
                                                                                 $       193,500
------------------------------------------------------------------------------------------------

DRUGS -- 6.0%
AtheroGenics, Inc.(1)                                                    8,200   $       156,046
Bone Care International, Inc.(1)                                         8,900           208,438
Elan Corp. PLC ADR(1)                                                   12,600           311,724
EPIX Medical, Inc.(1)                                                   17,000           358,700
Eyetech Pharmaceuticals, Inc.(1)                                         8,200           351,944
Idexx Laboratories, Inc.(1)                                              3,800           239,172
Immucor, Inc.(1)                                                        14,600           475,230
Nabi Biopharmaceuticals(1)                                              31,900           453,618
Perrigo Co.                                                             17,000           322,490
Pharmion Corp.(1)                                                          300            14,400
Salix Pharmaceuticals Ltd.(1)                                            4,400           144,980
------------------------------------------------------------------------------------------------
                                                                                 $     3,036,742
------------------------------------------------------------------------------------------------

EDUCATIONAL SERVICES -- 3.2%
Blackboard, Inc.(1)                                                     13,500   $       270,675
Career Education Corp.(1)                                                5,900           268,804
Laureate Education, Inc.(1)                                              9,400           359,456
Strayer Education, Inc.                                                  3,900           435,123
Universal Technical Institute, Inc.(1)                                   7,000           279,860
------------------------------------------------------------------------------------------------
                                                                                 $     1,613,918
------------------------------------------------------------------------------------------------

ELECTRONICS - EQUIPMENT -- 1.9%
Ametek, Inc.                                                             5,800   $       179,220
Littelfuse, Inc.(1)                                                      6,100           258,701
Rogers Corp.(1)                                                          3,900           272,610
Thomas and Betts Corp.                                                   9,300           253,239
------------------------------------------------------------------------------------------------
                                                                                 $       963,770
------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.7%
Cyberoptics Corp.(1)                                                     5,800   $       150,684
Woodward Governor Co.                                                    2,600           187,486
------------------------------------------------------------------------------------------------
                                                                                 $       338,170
------------------------------------------------------------------------------------------------

ELECTRONICS - SEMICONDUCTORS -- 1.3%
Pixelworks, Inc.(1)                                                      9,000   $       137,880
Silicon Image, Inc.(1)                                                  31,600           414,908
Silicon Laboratories, Inc.(1)                                            2,200           101,970
------------------------------------------------------------------------------------------------
                                                                                 $       654,758
------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 0.6%
WMS Industries, Inc.(1)                                                 10,800   $       321,840
------------------------------------------------------------------------------------------------
                                                                                 $       321,840
------------------------------------------------------------------------------------------------

FINANCIAL SERVICES -- 1.6%
Euronet Worldwide, Inc.(1)                                              18,000   $       416,340
First Marblehead Corp., (The)(1)                                         9,400           378,444
------------------------------------------------------------------------------------------------
                                                                                 $       794,784
------------------------------------------------------------------------------------------------

FOOD - WHOLESALE / DISTRIBUTION -- 0.7%
United Natural Foods, Inc.(1)                                           12,400   $       358,484
------------------------------------------------------------------------------------------------
                                                                                 $       358,484
------------------------------------------------------------------------------------------------

FOOD PRODUCTS -- 2.2%
Corn Products International, Inc.                                        8,500   $       395,675
Pilgrim's Pride Corp.                                                   16,600           480,404
Smithfield Foods, Inc.(1)                                                7,900           232,260
------------------------------------------------------------------------------------------------
                                                                                 $     1,108,339
------------------------------------------------------------------------------------------------

GAMING -- 0.5%
Scientific Games Corp.(1)                                               13,900   $       266,046
------------------------------------------------------------------------------------------------
                                                                                 $       266,046
------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 5.9%
Accredo Health, Inc.(1)                                                  7,400   $       288,230
Covance, Inc.(1)                                                        17,400           671,292
LCA-Vision, Inc.(1)                                                     10,700           311,691
LifePoint Hospitals, Inc.(1)                                            10,600           394,532
Sierra Health Services(1)                                                7,300           326,310
United Surgical Partners International, Inc.(1)                         10,600           418,382
VCA Antech, Inc.(1)                                                     12,000           537,840
WellCare Health Plans, Inc.(1)                                             900            15,300
------------------------------------------------------------------------------------------------
                                                                                 $     2,963,577
------------------------------------------------------------------------------------------------

HOTELS -- 0.8%
Choice Hotels International, Inc.                                        8,100   $       406,296
------------------------------------------------------------------------------------------------
                                                                                 $       406,296
------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.3%
Chattem, Inc.(1)                                                         9,100   $       262,717
Design Within Reach, Inc.(1)                                             7,500           123,225
Rayovac Corp.(1)                                                         9,500           266,950
------------------------------------------------------------------------------------------------
                                                                                 $       652,892
------------------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
INSURANCE -- 0.6%
Triad Guaranty, Inc.(1)                                                  5,100   $       296,820
------------------------------------------------------------------------------------------------
                                                                                 $       296,820
------------------------------------------------------------------------------------------------

INTERNET - SOFTWARE -- 2.8%
Akamai Technologies, Inc.(1)                                            43,700   $       784,415
eResearch Technology, Inc.(1)                                            7,500           210,000
F5 Networks, Inc.(1)                                                     8,450           223,756
TIBCO Software, Inc.(1)                                                 23,300           196,885
------------------------------------------------------------------------------------------------
                                                                                 $     1,415,056
------------------------------------------------------------------------------------------------

INTERNET CONTENT - ENTERTAINMENT -- 1.3%
Ask Jeeves, Inc.(1)                                                     12,500   $       487,875
CNET Networks, Inc.(1)                                                  13,900           153,873
------------------------------------------------------------------------------------------------
                                                                                 $       641,748
------------------------------------------------------------------------------------------------

INTERNET SERVICES -- 1.9%
Blue Nile, Inc.(1)                                                       9,400   $       353,534
eCollege.com, Inc.(1)                                                    5,500            88,000
Overstock.com, Inc.(1)                                                   7,400           289,192
Websense, Inc.(1)                                                        5,700           212,211
------------------------------------------------------------------------------------------------
                                                                                 $       942,937
------------------------------------------------------------------------------------------------

INVESTMENT SERVICES -- 0.4%
Greenhill and Co., Inc.(1)                                               8,900   $       186,099
------------------------------------------------------------------------------------------------
                                                                                 $       186,099
------------------------------------------------------------------------------------------------

MACHINERY -- 0.3%
IDEX Corp.                                                               5,000   $       171,750
------------------------------------------------------------------------------------------------
                                                                                 $       171,750
------------------------------------------------------------------------------------------------

MANUFACTURING -- 0.5%
Fleetwood Enterprises, Inc.(1)                                          17,700   $       257,535
------------------------------------------------------------------------------------------------
                                                                                 $       257,535
------------------------------------------------------------------------------------------------

MEDICAL - BIOMED / GENETICS -- 3.5%
ImClone Systems, Inc.(1)                                                 8,200   $       703,478
Martek Biosciences, Corp.(1)                                            14,875           835,529
Serologicals Corp.(1)                                                   11,300           225,887
------------------------------------------------------------------------------------------------
                                                                                 $     1,764,894
------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 10.5%
Abiomed, Inc.(1)                                                        14,900   $       187,442
Advanced Medical Optics, Inc.(1)                                         4,200           178,794
Align Technology, Inc.(1)                                                5,600           106,400
Aspect Medical Systems, Inc.(1)                                         17,900           330,613
Celgene Corp.(1)                                                         9,200           526,792
Cooper Cos., Inc.                                                        4,400           277,948
Cytyc Corp.(1)                                                          19,900           504,863
Dade Behring Holdings, Inc.(1)                                           9,125           433,620
DENTSPLY International, Inc.                                             5,000           260,500
Given Imaging Ltd.(1)                                                   20,900           740,069
Haemonetics Corp.(1)                                                    11,700           346,905
Hologic, Inc.(1)                                                         8,400           195,300
Kyphon, Inc.(1)                                                         33,300           938,394
NuVasive, Inc.(1)                                                        5,400            58,914
Wright Medical Group, Inc.(1)                                            5,900           210,040
------------------------------------------------------------------------------------------------
                                                                                 $     5,296,594
------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.3%
Simpson Manufacturing Co., Inc.                                          2,700   $       151,524
------------------------------------------------------------------------------------------------
                                                                                 $       151,524
------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 1.3%
Atwood Oceanics, Inc.(1)                                                 4,100   $       171,175
CARBO Ceramics, Inc.                                                     7,100           484,575
------------------------------------------------------------------------------------------------
                                                                                 $       655,750
------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 5.4%
Cabot Oil & Gas Corp.                                                    4,600   $       194,580
Denbury Resources, Inc.(1)                                              21,900           458,805
Harvest Natural Resources, Inc.(1)                                      13,800           205,758
Houston Exploration Co.(1)                                               3,500           181,440
Newfield Exploration Co.(1)                                              3,500           195,090
Quicksilver Resources, Inc.(1)                                          11,900           798,133
Swift Energy Co.(1)                                                     12,100           266,926
Tesoro Petroleum Corp.(1)                                                5,400           149,040
Vintage Petroleum, Inc.                                                 16,200           274,914
------------------------------------------------------------------------------------------------
                                                                                 $     2,724,686
------------------------------------------------------------------------------------------------

RETAIL -- 7.0%
American Eagle Outfitters(1)                                             8,800   $       254,408
Cabela's, Inc., Class A(1)                                              17,000           458,150
Gander Mountain Co.(1)                                                  17,000           390,150

                        SEE NOTES TO FINANCIAL STATEMENTS

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
RETAIL (CONTINUED)
Guitar Center, Inc.(1)                                                   7,600   $       337,972
J. Jill Group, Inc.(1)                                                   7,400           174,566
NBTY, Inc.(1)                                                           12,100           355,619
Nu Skin Enterprises, Inc. Class A                                        8,300           210,156
PETsMART, Inc.                                                           8,700           282,315
Polo Ralph Lauren Corp., Class A                                         5,500           189,475
Select Comfort Corp.(1)                                                 13,700           389,080
Urban Outfitters, Inc.(1)                                                8,000           487,280
------------------------------------------------------------------------------------------------
                                                                                 $     3,529,171
------------------------------------------------------------------------------------------------

RETAIL - RESTAURANTS -- 0.1%
Buffalo Wild Wings, Inc.(1)                                              1,900   $        52,535
------------------------------------------------------------------------------------------------
                                                                                 $        52,535
------------------------------------------------------------------------------------------------

SOFTWARE SERVICES -- 3.1%
FileNET Corp.(1)                                                         6,500   $       205,205
Hyperion Solutions Corp.(1)                                              9,400           410,968
Paxar Corp.(1)                                                          12,500           244,000
Salesforce.com, Inc.(1)                                                 11,700           188,019
Verint Systems, Inc.(1)                                                 14,300           489,346
------------------------------------------------------------------------------------------------
                                                                                 $     1,537,538
------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - EQUIPMENT -- 3.9%
Alvarion Ltd.(1)                                                        14,600   $       193,888
American Tower Corp., Class A(1)                                        29,500           448,400
Andrew Corp.(1)                                                         27,300           546,273
Rogers Wireless Communications, Inc., Class B(1)                         7,100           192,055
SpectraSite, Inc.(1)                                                     5,900           254,998
Viasat, Inc.(1)                                                         12,700           316,865
------------------------------------------------------------------------------------------------
                                                                                 $     1,952,479
------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS - SERVICES -- 2.2%
NII Holdings, Inc., Class B(1)                                          32,600   $     1,098,294
------------------------------------------------------------------------------------------------
                                                                                 $     1,098,294
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 3.2%
Hub Group, Inc., Class A(1)                                              5,300   $       180,730
JB Hunt Transport Services, Inc.                                         5,400           208,332
Landstar System, Inc.(1)                                                 5,200           274,924
Old Dominion Freight Line(1)                                             9,800           288,904
Overseas Shipholding Group                                               5,200           229,476
Teekay Shipping Corp.                                                    5,000           186,900
UTI Worldwide, Inc.                                                      4,300           226,567
------------------------------------------------------------------------------------------------
                                                                                 $     1,595,833
------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
   (IDENTIFIED COST $43,596,735)                                                 $    49,675,233
------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS --  1.1%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank & Trust Company Time Deposit,
1.44%, 7/1/04                                                  $           552   $       552,000
------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $552,000)                                                 $       552,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 99.7%
   (IDENTIFIED COST $44,148,735)                                                 $    50,227,233
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 0.3%                                           $       140,589
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $    50,367,822
------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
(1) Non-income producing security.

                        SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO as of June 30, 2004
FINANCIAL STATEMENTS (UNAUDITED)
STATEMENT OF ASSETS AND LIABILITIES

ASSETS
Investments, at value
   (identified cost, $44,148,735)                              $    50,227,233
Receivable for investments sold                                      1,025,446
Interest and dividends receivable                                        6,469
Tax reclaim receivable                                                     503
------------------------------------------------------------------------------
TOTAL ASSETS                                                   $    51,259,651
------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                              $       706,858
Payable to affiliate for Trustees' fees                                  1,677
Due to bank                                                            151,109
Accrued expenses                                                        32,185
------------------------------------------------------------------------------
TOTAL LIABILITIES                                              $       891,829
------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO      $    50,367,822
------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals        $    44,289,324
Net unrealized appreciation (computed on the basis of
   identified cost)                                                  6,078,498
------------------------------------------------------------------------------
TOTAL                                                          $    50,367,822
------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2004

INVESTMENT INCOME
Dividends (net of foreign taxes, $734)                         $        45,851
Interest                                                                 8,889
------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                        $        54,740
------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                         $       165,560
Trustees' fees and expenses                                              4,588
Custodian fee                                                           40,616
Legal and accounting services                                           18,509
Miscellaneous                                                              443
------------------------------------------------------------------------------
TOTAL EXPENSES                                                 $       229,716
------------------------------------------------------------------------------
DEDUCT --
   Reduction of custodian fee                                  $            14
------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                       $            14
------------------------------------------------------------------------------

NET EXPENSES                                                   $       229,702
------------------------------------------------------------------------------

NET INVESTMENT LOSS                                            $      (174,962)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)             $     2,194,194
   Foreign currency transactions                                          (797)
------------------------------------------------------------------------------
NET REALIZED GAIN                                              $     2,193,397
------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                         $    (3,115,038)
   Foreign currency                                                        (93)
------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)           $    (3,115,131)
------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS                               $      (921,734)
------------------------------------------------------------------------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                     $    (1,096,696)
------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                              SIX MONTHS ENDED
INCREASE (DECREASE)                           JUNE 30, 2004        YEAR ENDED
IN NET ASSETS                                 (UNAUDITED)          DECEMBER 31, 2003
------------------------------------------------------------------------------------
From operations --
   Net investment loss                          $     (174,962)       $     (352,608)
   Net realized gain from investments
      and foreign currency transactions              2,193,397             9,129,031
   Net change in unrealized
      appreciation (depreciation) from
      investments and foreign currency              (3,115,131)            5,708,066
------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                              $   (1,096,696)       $   14,484,489
------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                $    2,351,696        $   11,597,667
   Withdrawals                                      (6,705,281)          (21,022,395)
------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                         $   (4,353,585)       $   (9,424,728)
------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS           $   (5,450,281)       $    5,059,761
------------------------------------------------------------------------------------

NET ASSETS
At beginning of period                          $   55,818,103        $   50,758,342
------------------------------------------------------------------------------------
AT END OF PERIOD                                $   50,367,822        $   55,818,103
------------------------------------------------------------------------------------

                        SEE NOTES TO FINANCIAL STATEMENTS

SUPPLEMENTARY DATA

                                            SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                            JUNE 30, 2004    ------------------------------------------------------------------
                                            (UNAUDITED)         2003          2002          2001           2000         1999
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Ratios (As a percentage of average daily
  net assets):
   Expenses                                       0.87%(1)         0.89%         0.82%         0.75%         0.74%         0.76%
   Expenses after custodian fee reduction         0.87%(1)         0.89%         0.82%         0.75%         0.74%         0.76%
   Net investment loss                           (0.66)%(1)       (0.68)%       (0.57)%       (0.53)%       (0.23)%       (0.32)%
Portfolio Turnover                                 149%             292%          188%           92%          136%          103%
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                                  (1.80)%          31.90%       (32.40)%      (23.40)%          --            --
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED)   $   50,368       $   55,818    $   50,758    $   82,862    $  104,429    $  107,823
-------------------------------------------------------------------------------------------------------------------------------

(1) Annualized.
(2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                        SEE NOTES TO FINANCIAL STATEMENTS

SPECIAL EQUITIES PORTFOLIO as of June 30, 2004
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1  SIGNIFICANT ACCOUNTING POLICIES

   Special Equities Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Portfolio seeks to provide growth of capital by investing primarily in common stocks of emerging growth companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2004, Eaton Vance Special Equities Fund held an approximate 99.9% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A Investment Valuations -- Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Portfolio may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

   B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

   D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   E Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold.

   F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G Indemnifications -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   H Interim Financial Statements -- The interim financial statements relating to June 30, 2004 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.625% annually of the Portfolio's average daily net assets. For the six months ended June 30, 2004, the fee amounted to $165,560. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2004, no significant amounts have been deferred.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $76,609,243 and $80,624,783, respectively, for the six months ended June 30, 2004.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2004, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                        $ 44,148,735
   --------------------------------------------------

   Gross unrealized appreciation         $  6,693,724
   Gross unrealized depreciation             (615,226)
   --------------------------------------------------

   NET UNREALIZED APPRECIATION           $  6,078,498
   --------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2004.

6  OVERDRAFT ADVANCES

   Pursuant to the custodian agreement between the Portfolio and Investors Bank & Trust (the Bank), the Bank may at its discretion advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft by the Portfolio, the Portfolio is obligated to repay the Bank at the current rate of interest charged by the Bank for secured loans (currently a rate above the federal funds rate). This obligation is payable on demand to the Bank. At June 30, 2004, the Portfolio's payment due to the Bank pursuant to the foregoing arrangement was $151,109.

EATON VANCE SPECIAL EQUITIES FUND
INVESTMENT MANAGEMENT

EATON VANCE SPECIAL EQUITIES FUND

               OFFICERS
               Thomas E. Faust Jr.
               President

               Duke E. Laflamme
               Vice President

               Thomas H. Luster
               Vice President

               George C. Pierides
               Vice President

               James L. O'Connor
               Treasurer

               Alan R. Dynner
               Secretary

               TRUSTEES
               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

SPECIAL EQUITIES PORTFOLIO

               OFFICERS
               Duncan W. Richardson
               President

               Toni Y. Shimura
               Vice President and Portfolio Manager

               Kristin S. Anagnost
               Treasurer

               Alan R. Dynner
               Secretary

               TRUSTEES
               James B. Hawkes

               Samuel L. Hayes, III

               William H. Park

               Ronald A. Pearlman

               Norton H. Reamer

               Lynn A. Stout

                       THIS PAGE INTENTIONALLY LEFT BLANK

                INVESTMENT ADVISER OF SPECIAL EQUITIES PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            THE EATON VANCE BUILDING
                            255 STATE STREET
                            BOSTON, MA 02109

               ADMINISTRATOR OF EATON VANCE SPECIAL EQUITIES FUND
                             EATON VANCE MANAGEMENT
                            THE EATON VANCE BUILDING
                            255 STATE STREET
                             BOSTON, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 CLARENDON STREET
                                BOSTON, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             ATTN: EATON VANCE FUNDS
                                  P.O. BOX 9653
                            PROVIDENCE, RI 02940-9653
                                 (800) 262-1122


                        EATON VANCE SPECIAL EQUITIES FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109


   This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

172-8/04                                                                   SESRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 9, 2004, the Governance Committee of the Board of Trustees formalized the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees. The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains sufficient background information concerning the candidate, and is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations to the attention of the Governance Committee, c/o the Secretary of the Fund.

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the period that has materially affected, or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST ( ON BEHALF OF EATON VANCE SPECIAL EQUITIES
FUND)

By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 13, 2004
       ---------------


By:    /S/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 13, 2004
       ---------------